Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss	$ (603,084)	$ (339,432)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs and discounts	53,722	26,666
Change in fair value of derivative liabilities	6,312	133
Gain on extinguishment of debt	(326,345)
Changes in operating assets and liabilities:
Prepaid expenses	(468,321)
Accounts payable - trade	(688,124)	277,900
Accrued expenses	(268,226)	(67,859)
Accrued interest	(4,746)
Accrued interest	18,936	12,897
Net Cash Used In Operating Activities	(2,279,876)	(89,695)
Cash Flows From Financing Activities:
Proceeds from issuance of notes payable		90,000
Repayment of notes payable- related party	(275,000)
Proceeds from issuance of common stock and warrants in private placement	6,161,505
Payment of issuance costs related to private placement	(1,266,485)
Net Cash Provided By Financing Activities	4,620,020	90,000
Net Increase In Cash and Cash Equivalents	2,340,144	305
Cash and Cash Equivalents - Beginning of Period	34,085	4,754	$ 4,754
Cash and Cash Equivalents - End of Period	2,374,229	5,059	34,085	$ 4,754
Supplemental Disclosures of Cash Flow Information:
Interest	9,584
Income taxes
Non-cash investing and financing activities:
Recapitalization of Unite Acquisition 1 Corp. accumulated deficit at time of the exchange	(279,746)
Common stock cancelled at the time of the exchange	175
Convertible notes and accrued interest converted into common stock	1,653,811
Forgiveness of accrued consulting fees by related parties	345,900
Unite Acquisition 1 Corp.
Cash Flows From Operating Activities:
Net loss			(161,160)	(85,593)
Changes in operating assets and liabilities:
Related party payable			(32,000)	17,000
Accounts payable and accrued expenses			5,832	(12,442)
Accrued interest			5,786
Net Cash Used In Operating Activities			(181,542)	(81,035)
Cash Flows From Financing Activities:
Note payable – stockholder repayment			(139,172)	80,915
Proceeds from issuance of notes payable			57,953
Note payable - Lucius Partners Opportunity Fund			275,000
Net Cash Provided By Financing Activities			193,781	80,915
Net Increase In Cash and Cash Equivalents			12,239	(120)
Cash and Cash Equivalents - Beginning of Period	$ 12,619	$ 380	380	500
Cash and Cash Equivalents - End of Period			12,619	380
Supplemental Disclosures of Cash Flow Information:
Income taxes			58	58
Note payable represent constructive payments for expenses paid by stockholder on behalf of the Company			$ 57,953	$ 80,915